LONG-TERM BONDS (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 ILS (₪)	Apr. 30, 2015 USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
Total	$ 2,845	$ 5,239
Bonds [Member] | Series A Bonds [Member]
Gross amount			$ 15,700
Interest rate			6.70%	6.70%
Debt issuance costs	54				$ 384
Long-term Debt, Fiscal Year Maturity [Abstract]
2020 (current maturity)	2,892
2021	2,845
Total	$ 2,845
Bonds [Member] | Series A Bonds [Member] | Shekels [Member]
Gross amount | ₪				₪ 60,000